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THE YACKTMAN FUNDS
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                                                             3RD QUARTER REPORT
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                                                             September 30, 1998

This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Please read the Prospectus carefully.

THE YACKTMAN FUNDS, INC.
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INVESTMENT PERFORMANCE UPDATE
September 30, 1998
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                                  THE YACKTMAN    THE YACKTMAN         S&P
                                      FUND        FOCUSED FUND         500
                                     ANNUAL          ANNUAL          ANNUAL
    TIME PERIOD                      RETURNS         RETURNS         RETURNS
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3rd Quarter, 1998
   (7/1/98-9/30/98)                 (16.4)%         (16.3)%         (9.9)%
Year-to-date
   (1/1/98-9/30/98)                 (13.3)%          (9.4)%           6.0%
One Year
   (10/1/97-9/30/98)                (15.7)%         (12.2)%           9.0%
Three Years
   (10/1/95-9/30/98)                  10.8%             N/A          22.6%
Five Years
   (10/1/93-9/30/98)                  14.7%             N/A          19.9%
Since Inception
   (7/6/92-9/30/98)                    9.8%             N/A          18.3%
Since Inception
   (5/1/97-9/30/98)                     N/A            3.2%          20.3%

N/A means not applicable. The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that an investor's shares when redeemed, may be worth more or less than their original cost.
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THE YACKTMAN FUND
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TOP TWELVE EQUITY HOLDINGS
September 30, 1998
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                                                 PERCENTAGE OF
                                                  NET ASSETS
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Philip Morris Cos., Inc.                             13.5%
First Data Corp.                                     12.2%
Franklin Covey Co.                                    8.0%
Dentsply International, Inc.                          7.7%
Department 56, Inc.                                   7.4%
First Health Group Corp.                              4.7%
Bandag, Inc., Class A                                 4.4%
Intimate Brands, Inc.                                 4.3%
United Asset Management Corp.                         4.2%
Reebok International Ltd.                             3.8%
Jostens, Inc.                                         3.7%
Rollins, Inc.                                         3.3%
                                                    ------
TOTAL                                                77.2%


THE YACKTMAN FUND
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PURCHASES & SALES
For the Quarter Ended September 30, 1998
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                                          NET SHARES              CURRENT
NEW PURCHASES                              PURCHASED            SHARES HELD
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LUXOTTICA GROUP ADR
An Italian company engaged
in the design, manufacture,
and worldwide distribution
(LensCrafters) of about 1,700
different eyeglass frames
and sunglasses.                             309,000               309,000

NIELSEN MEDIA RESEARCH
A provider of television audience
measurement services (provides
audience estimates for all
national programming sources
and local ratings services).                57,900                 57,900
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                                          NET SHARES              CURRENT
NEW PURCHASES (Cont'd.)                    PURCHASED            SHARES HELD
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REUTERS HOLDINGS ADS
Is the leading supplier of real-time
information systems and automated
trading services to the financial
community worldwide. Reuters
is also the world's largest
electronic publisher.                       100,000               100,000
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                                          NET SHARES              CURRENT
PURCHASES                                  PURCHASED            SHARES HELD
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Tupperware Corp.                            300,000               780,000
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                                          NET SHARES              CURRENT
SALES                                        SOLD               SHARES HELD
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A.C. Nielsen Corp.                         392,000                     _
Bandag, Inc., Class A                        6,900               727,800
Block H&R, Inc.                             83,400               400,000
Clorox Co.                                 125,000               200,000
First Health Group Corp.                   500,000             1,000,000
First Data Corp.                           420,000             2,650,000
Franklin Covey Co.                          26,400             2,100,000
Fruit of the Loom, Inc.                    150,000               900,000
Jostens, Inc.                              110,000               900,000
King World Productions, Inc.               150,000               250,000
Philip Morris Cos., Inc.                 1,500,000             1,500,000
Reebok International Ltd.                   65,000             1,450,000
Rollins, Inc.                              335,300               940,700
United Asset Management Corp.              557,100               992,900
Whitman Corp.                            1,200,000                     _
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THE YACKTMAN FUND
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PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)
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                                          NUMBER
                                         OF SHARES               VALUE
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COMMON STOCKS - 98.1%

APPAREL/SHOES - 6.5%
Fruit of the Loom, Inc.<F1>               900,000         $  13,556,250
Reebok International Ltd.<F1>           1,450,000            19,665,625
                                                          -------------
                                                             33,221,875
                                                          -------------
CONSUMER GOODS - 11.8%
Department 56, Inc.<F1>                 1,410,000            38,070,000
Jostens, Inc.                             900,000            18,675,000
Luxottica Group ADR                       309,000             3,456,938
                                                          -------------
                                                             60,201,938
                                                          -------------
FINANCIAL SERVICES - 16.3%
First Data Corp.                        2,650,000            62,275,000
United Asset Management Corp.             992,900            21,347,350
                                                          -------------
                                                             83,622,350
                                                          -------------
FOOD/TOBACCO - 13.5%
Philip Morris Cos., Inc.                1,500,000            69,093,750
                                                          -------------

HOUSEHOLD PRODUCTS - 5.1%
Clorox Co.                                200,000            16,500,000
Tupperware Corp.                          780,000             9,165,000
                                                          -------------
                                                             25,665,000
                                                          -------------

INSURANCE - 2.1%
Selective Insurance Group                 570,000            10,901,250
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MEDIA - 3.7%
American Media, Inc., Class A<F1>       1,200,000             6,675,000
King World Productions, Inc.<F1>          250,000             6,531,250
Nielsen Media Research                     57,900               593,475
Reuters Holdings ADS                      100,000             4,975,000
                                                          -------------
                                                             18,774,725
                                                          -------------

MEDICAL SERVICES - 4.7%
First Health Group Corp.<F1>            1,000,000            24,250,000
                                                          -------------

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                                          NUMBER
                                         OF SHARES               VALUE
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MEDICAL SUPPLIES - 7.7%
Dentsply International, Inc.            1,751,700           $39,194,288
                                                          -------------

RETAILING - 4.3%
Intimate Brands, Inc.                   1,157,000            21,910,687
                                                          -------------

SERVICES - 18.0%
Block H&R, Inc.                           400,000            16,550,000
Franklin Covey Co.<F1>                  2,100,000            41,081,250
Jenny Craig, Inc.<F1>                     843,800             4,535,425
Rollins, Inc.                             940,700            16,697,425
Valassis Communications, Inc.<F1>         335,400            13,416,000
                                                          -------------
                                                             92,280,100
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TIRES AND RUBBER - 4.4%
Bandag, Inc., Class A                     727,800            22,561,800
                                                          -------------
Total Common Stocks
   (cost $501,686,352)                                      501,677,763
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THE YACKTMAN FUND
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PORTFOLIO OF INVESTMENTS (Cont'd.)
September 30, 1998 (Unaudited)
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                                         PRINCIPAL
                                           AMOUNT               VALUE
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COMMERCIAL PAPER - 0.8%
American Express,
5.45%, 10/2/98                        $   100,000          $    100,000
Prudential Funding,
5.35%, 10/2/98                          4,000,000             4,000,000
WPS Resources Corp.,
5.71%, 10/1/98                            100,000               100,000
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Total Commercial Paper
   (cost $4,200,000)                                          4,200,000
                                                          -------------

Total Investments - 98.9%
   (cost $505,886,352)                                      505,877,763
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Other Assets less Liabilities - 1.1%                          5,797,936
                                                          -------------

Net Assets - 100% (equivalent
   to $12.07 per share based on
   42,390,655 shares outstanding)                          $511,675,699
                                                          =============

<F1> Non-income producing
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THE YACKTMAN FOCUSED FUND
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PURCHASES & SALES
For the Quarter Ended September 30, 1998
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                                          NET SHARES              CURRENT
SALES                                        SOLD               SHARES HELD
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Dentsply International, Inc.                35,000                110,000
Department 56, Inc.                         52,300                350,000
First Health Group Corp.                    21,000                105,000
Philip Morris Cos., Inc.                    65,000                165,000
Rollins, Inc.                               20,000                140,000
United Asset Management Corp.               10,000                110,000
Whitman Corp.                              100,000                      _

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THE YACKTMAN FOCUSED FUND
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PORTFOLIO OF INVESTMENTS
September 30, 1998 (Unaudited)
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                                          NUMBER
                                         OF SHARES               VALUE
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COMMON STOCKS - 81.8%

APPAREL/SHOES - 5.5%
Fruit of the Loom, Inc.<F1>               100,000          $  1,506,250
Reebok International Ltd.<F1>             100,000             1,356,250
                                                              2,862,500

CONSUMER GOODS - 21.9%
Department 56, Inc.*                      350,000             9,450,000
Jostens, Inc.                             100,000             2,075,000
                                                          -------------
                                                             11,525,000
                                                          -------------

FINANCIAL SERVICES - 13.9%
First Data Corp.                          210,000             4,935,000
United Asset Management Corp.             110,000             2,365,000
                                                          -------------
                                                              7,300,000
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FOOD/TOBACCO - 14.5%
Philip Morris Cos., Inc.                  165,000             7,600,313
                                                          -------------

MEDICAL SERVICES - 4.8%
First Health Group Corp.<F1>              105,000             2,546,250
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MEDICAL SUPPLIES - 4.7%
Dentsply International, Inc.              110,000             2,461,250
                                                          -------------

RETAILING - 3.6%
Intimate Brands, Inc.                     100,000             1,893,750
                                                          -------------

SERVICES - 12.9%
Franklin Covey Co.<F1>                    220,000             4,303,750
Rollins, Inc.                             140,000             2,485,000
                                                          -------------
                                                              6,788,750
                                                          -------------
Total Common Stocks
   (cost $49,548,154)                                        42,977,813
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                                         PRINCIPAL
                                           AMOUNT               VALUE
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COMMERCIAL PAPER - 14.0%

American Express,
5.45%, 10/2/98                         $2,600,000            $2,600,000
Associates First Capital,
5.35%, 10/5/98                          2,131,000             2,131,000
WPS Resources Corp.,
5.71%, 10/1/98                          2,600,000             2,600,000
                                                          -------------

Total Commercial Paper
   (cost $7,331,000)                                          7,331,000
                                                          -------------

DEMAND NOTES
(VARIABLE RATE) - 3.4%

Pitney Bowes Credit Corp.               1,773,577             1,773,577
                                                          -------------

Total Demand Notes
   (cost $1,773,577)                                          1,773,577
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THE YACKTMAN FOCUSED FUND
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PORTFOLIO OF INVESTMENTS (Cont'd.)
September 30, 1998 (Unaudited)

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                                         NUMBER OF
                                         CONTRACTS              VALUE
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PUT OPTIONS PURCHASED - 0.1%

Philip Morris Cos., Inc.
   Expiring Jan. 1999 @ $26.625               170               $ 3,187
   Expiring Jan. 1999 @ $33.375             1,080                20,250
   Expiring Jan. 2000 @ $30.00                200                14,376
   Expiring Jan. 2000 @ $35.00                200                35,000
                                                          -------------

Total Put Options Purchased
   (cost $375,068)                                               72,813
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Total Investments - 99.3%
   (cost $59,027,799)                                        52,155,203
                                                          -------------

Other Assets less Liabilities - 0.7%                            378,233
                                                          -------------

Net Assets - 100% (equivalent
   to $10.12 per share based on
   5,191,825 shares outstanding)                            $52,533,436
                                                          =============

<F1> Non-income producing
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FOR FUND INFORMATION AND
SHAREHOLDER SERVICES, CALL
1-800-525-8258


THE YACKTMAN FUNDS, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-5207
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YA-412-1098